NON-CONTROLLING INTERESTS	6 Months Ended
Jun. 30, 2026
Non-Controlling Interest 1 [Abstract]
NON-CONTROLLING INTERESTS	NON-CONTROLLING INTERESTS
Non-controlling interests consist of the following:

(US$ Millions)	Jun. 30, 2026	Dec. 31, 2025
REUs and Special LP Units(1)	$15,490	$14,871
FV LTIP units of the Operating Partnership(1)	9	10
Interest of others in operating subsidiaries and properties:
Preferred shares held by Brookfield Corporation	3,033	2,959
Preferred equity of subsidiaries	2,620	2,769
Non-controlling interests in subsidiaries and properties	12,107	12,941
Total interests of others in operating subsidiaries and properties	17,760	18,669
Total non-controlling interests	$33,259	$33,550
(1)Each unit within these classes of non-controlling interest has economic terms substantially equivalent to those of an LP Unit. As such, income attributed to each unit or share of non-controlling interest is equivalent to that allocated to an LP Unit. The proportion of interests held by holders of the REUs changes as a result of issuances, repurchases and exchanges. Consequently, the partnership adjusted the relative carrying amounts of the interests held by limited partners and non-controlling interest based on their relative share of the equivalent LP Units. The difference between the adjusted value and the previous carrying amounts was attributed to current LP Units as ownership changes in the Consolidated Statements of Changes in Equity.

Non-controlling interests of others in operating subsidiaries and properties consist of the following:

		Proportion of economic interests held by non-controlling interests
(US$ Millions)	Jurisdiction of formation	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2026	Dec. 31, 2025
Corporate Holding Entities(1)	Bermuda/Canada	—%	—%	$5,061	$4,991
BPO(2)	Canada	—%	—%	4,019	4,134
U.S. Retail(3)	United States	—%	—%	2,511	2,836
U.S. Multifamily(4)	United States	98%	98%	1,026	921
Australia Storage(4)(5)	Australia	86%	—%	676	—
U.S. Senior Living(4)(6)	United States	95%	—%	622	—
South Korea Mixed-use(7)	South Korea	—%	78%	—	616
U.K. and Ireland Short Stay(4)	United Kingdom	73%	73%	409	471
U.S. Manufactured Housing(4)(8)	United States	77%	77%	40	457
Other LP Investments	Various	33% - 97%	33% - 95%	3,396	4,243
Total				$17,760	$18,669
(1)Includes non-controlling interests in various corporate entities of the partnership.
(2)Includes non-controlling interests in BPO subsidiaries which vary from 1% - 100%.
(3)Includes non-controlling interests in U.S. Retail subsidiaries.
(4)Includes non-controlling interests representing interests held by other investors in Brookfield-sponsored real estate funds and holding entities through which the partnership participates in such funds. Also includes non-controlling interests in underlying operating entities owned by these funds.
(5)Includes non-controlling interests in an opportunistic real estate fund, which acquired a joint venture interest in ANZ Storage during the second quarter of 2026.
(6)Includes non-controlling interests acquired during the first quarter of 2026.
(7)During the current period, the partnership recapitalized its interest in South Korea Mixed-use, resulting in a loss of control and deconsolidation of this investment. The partnership’s retained interest is now accounted for under the equity method. See Note 29, Related Parties for further information.
(8)Includes non-controlling interests disposed during the first quarter of 2026.